Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended			3 Months Ended		8 Months Ended	12 Months Ended
	Jan. 04, 2016	Feb. 05, 2016	Jan. 29, 2016	Feb. 29, 2016	Feb. 25, 2016	Feb. 16, 2016	Apr. 04, 2016	Mar. 22, 2016	Aug. 28, 2015	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common stock - dividend declared						$ 0.08					$ 0.6
Dividends per share declared - payment date						Apr. 07, 2016
Dividends per share declared - record date						Mar. 30, 2016
Shuttle tanker
Subsequent Event [Line Items]
Amount drawn down	$ 9,800
Debt instrument origination date	May 2015
Payment to the yard	$ 9,800
Suezmax tanker Decathlon
Subsequent Event [Line Items]
Amount drawn down		$ 44,800
Delivery date		Feb. 05, 2016
Aframax tanker 1
Subsequent Event [Line Items]
Amount drawn down					$ 5,122
Debt instrument origination date					June 2014
LR1 product carrier 2
Subsequent Event [Line Items]
Amount drawn down					$ 4,692
Debt instrument origination date					February 2015
Aframax tanker 2
Subsequent Event [Line Items]
Amount drawn down								$ 5,122
Debt instrument origination date								June 2014
Aframax tanker 3
Subsequent Event [Line Items]
Amount drawn down							$ 5,122
Debt instrument origination date							June 2014
8.875% Series C Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.55469
Preferred stock dividend rate percentage										8.875%
8% Series B Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.5
Preferred stock dividend rate percentage										8.00%
8.75% Series D Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid				$ 0.546875					$ 0.72309
Preferred stock dividend rate percentage										8.75%